Consolidated statement of changes in equity of Aegon N.V. (Parenthetical) - Discontinued Operations ValuesThat May Or May Not Be Reclassified [Member] € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Discontinued operations reclassified from opening reserves	€ (816)
Discontinued operations not reclassified from opening reserves	€ 1,379